FINANCIAL INSTRUMENTS AND FAIR VALUE MEASUREMENTS (Tables)	12 Months Ended
Dec. 31, 2020
Financial Instruments And Fair Value Measurements [Abstract]
Disclosure of financial liabilities [Table Text Block]
	Less than 1 year	1 - 3 years	4 - 5 years	After
				5 years	Total
Accounts payable and accrued liabilities	$13,412	$—	$—	$—	$13,412
EPC	46,959	6,345	—	—	53,304
Other capital expenditure commitments	2,802	—	—	—	2,802
Lease liabilities	146	201	—	—	347
Debt interest and repayment(1)	2,535	5,070	32,535	—	40,140
Total contractual obligations	$65,854	$11,616	$32,535	$—	$110,005

(1) Debt interest payments calculated based on interest rate in effect on December 31, 2020. Interest rate may vary (note 5).

Disclosure of detailed information about effect of changes in foreign exchange rates [Table Text Block]
	US Dollar	Mexican Peso	Total
2020
Cash and cash equivalents	$90,690	$73	$90,763
Amounts receivable	81	1	82
Value-added taxes receivable	—	12,198	12,198
Total financial assets	90,771	12,272	103,043
Less: accounts payable and accrued liabilities	(70)	(1,530)	(1,600)
Net financial assets	$90,701	$10,742	$101,443

2019 - Restated (note 2)
Cash and cash equivalents	$11,187	$333	$11,520
Amounts receivable	—	6	6
Value added taxes receivable	—	6,103	6,103
Total financial assets	11,187	6,442	17,629
Less: accounts payable and accrued liabilities	(2,067)	(374)	(2,441)
Net financial assets	$9,120	$6,068	$15,188

Disclosure of detailed information about sensitivity analysis for foreign currency risk [Table Text Block]
2020
C$/US$ exchange rate - increase 10%	$(8,246)
C$/US$ exchange rate - decrease 10%	$9,070
US$/MX$ exchange rate - increase 10%	$(977)
US$/MX$ exchange rate - decrease 10%	$1,074

Disclosure of financial instruments carrying value and fair value [Table Text Block]
	Carrying value		Fair value
	Fair value through
	profit and loss	Amortized cost	Level 1	Level 2	Level 3
December 31, 2020
Financial assets
Amounts receivable	$—	$342	$—	$—	$—

Financial liabilities
Accounts payable and accrued liabilities	(373)	(13,039)	(373)	—	—
Lease liabilities	—	(310)	—	—	—
Debt	—	(28,967)	—	—	—
Net financial instruments	$(373)	$(41,974)	$(373)	$—	$—

December 31, 2019 - Restated (note 2)
Financial assets
Amounts receivable	$—	$476	$—	$—	$—

Financial liabilities
Accounts payable and accrued liabilities	(186)	(3,634)	(186)	—	—
Lease liabilities	—	(410)	—	—	—
Net financial instruments	$(186)	$(3,568)	$(186)	$—	$—